PAYMENTS MADE UNDER PROTEST (Tables)	12 Months Ended
Jun. 30, 2022
Payments made under protest [abstract]
Payments made under protest
Amounts in R million Note 2022 2021
Balance at the beginning of the year 40.5 35.0
Payments made under protest 15.2 8.1
Discount on initial payment made under protest and change in estimate 7 (21.1) (7.4)
Unwinding 6 5.8 4.8
Balance at the end of the year 40.4 40.5